Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Gross unrecognized tax benefits, beginning of year	$ 23.0	$ 23.9	$ 26.4
Increases in prior year tax positions	2.3	0.7	2.1
Decreases in prior year tax positions	(0.5)	(1.2)	(5.6)
Increases for current year tax positions	3.1	2.2	3.4
Expiration of statute of limitations and audit settlements	(8.9)	(2.6)	(2.4)
Gross unrecognized tax benefits, end of year	19.0	23.0	23.9
Potential interest and penalties	19.9	7.8	8.4
Balance, end of year	$ 38.9	$ 30.8	$ 32.3